Risk Management (Details) - Schedule of book value of loans with renegotiated terms - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Total renegotiated financial assets	$ 1,074,421	$ 598,375
Commercial Loans [Member]
Risk Management (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Total renegotiated financial assets	288,094	220,056
Mortgage loans [Member]
Risk Management (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Total renegotiated financial assets	253,907	11,980
Consumer Loans [Member]
Risk Management (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Total renegotiated financial assets	532,420	366,339
Subtotal [Member]
Risk Management (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Total renegotiated financial assets	$ 1,074,421	$ 598,375